Geographic Information (Details 2) (USD $)	0 Months Ended	11 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013		Dec. 31, 2012
Geographic Information
Number of industries in which the entity operates	1
Geographic Concentration
Revenues from rentals of flight equipment		$ 2,513,179,000
Total revenues from rentals of flight equipment | AeroTurbine
Geographic Concentration
Revenues from rentals of flight equipment		43,200,000
Total revenues from rentals of flight equipment | Geographic Concentration
Geographic Concentration
Revenues from rentals of flight equipment		2,513,179,000
Revenues from rentals of flight equipment (as a percent)		100.00%
Total revenues from rentals of flight equipment | Geographic Concentration | Europe
Geographic Concentration
Revenues from rentals of flight equipment		822,005,000
Revenues from rentals of flight equipment (as a percent)		32.70%
Total revenues from rentals of flight equipment | Geographic Concentration | North America/Caribbean
Geographic Concentration
Revenues from rentals of flight equipment		247,456,000
Revenues from rentals of flight equipment (as a percent)		9.80%
Total revenues from rentals of flight equipment | Geographic Concentration | Latin America
Geographic Concentration
Revenues from rentals of flight equipment		158,669,000
Revenues from rentals of flight equipment (as a percent)		6.30%
Total revenues from rentals of flight equipment | Geographic Concentration | Middle East/Africa
Geographic Concentration
Revenues from rentals of flight equipment		285,887,000
Revenues from rentals of flight equipment (as a percent)		11.40%
Total revenues from rentals of flight equipment | Geographic Concentration | Asia/Pacific/Russia
Geographic Concentration
Revenues from rentals of flight equipment		999,162,000
Revenues from rentals of flight equipment (as a percent)		39.80%
Total revenues from rentals of flight equipment | Geographic Concentration | China
Geographic Concentration
Revenues from rentals of flight equipment		400,346,000
Revenues from rentals of flight equipment (as a percent)		15.90%
Total revenues from rentals of flight equipment | Geographic Concentration | France
Geographic Concentration
Revenues from rentals of flight equipment		222,206,000
Revenues from rentals of flight equipment (as a percent)		8.80%
Predecessor
Geographic Concentration
Revenues from rentals of flight equipment			1,526,885,000 [1]	4,166,033,000	[1]	4,345,602,000	[1]
Predecessor | Other income
Currency Risk
Foreign currency transaction gains (losses)			(100,000)	600,000		700,000
Predecessor | Total revenues from rentals of flight equipment | AeroTurbine
Acquired business information
Total revenues and other income contributed by acquired business			25,946,000	72,175,000		78,922,000
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration
Geographic Concentration
Revenues from rentals of flight equipment			1,526,885,000	4,166,033,000		4,345,602,000
Revenues from rentals of flight equipment (as a percent)			100.00%	100.00%		100.00%
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | Outside the U.S.
Geographic Concentration
Revenues from rentals of flight equipment			1,400,000,000	3,900,000,000		4,100,000,000
Revenues from rentals of flight equipment (as a percent)			93.80%	93.10%		93.60%
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | Europe
Geographic Concentration
Revenues from rentals of flight equipment			496,440,000	1,405,342,000		1,561,565,000
Revenues from rentals of flight equipment (as a percent)			32.50%	33.70%		35.90%
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | Asia and the Pacific
Geographic Concentration
Revenues from rentals of flight equipment			459,897,000	1,232,174,000		1,295,799,000
Revenues from rentals of flight equipment (as a percent)			30.10%	29.60%		29.80%
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | Middle East/Africa
Geographic Concentration
Revenues from rentals of flight equipment			196,074,000	533,616,000		540,047,000
Revenues from rentals of flight equipment (as a percent)			12.80%	12.80%		12.40%
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | U.S. and Canada
Geographic Concentration
Revenues from rentals of flight equipment			123,031,000	384,430,000		389,533,000
Revenues from rentals of flight equipment (as a percent)			8.10%	9.20%		9.00%
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | Commonwealth of Independent States
Geographic Concentration
Revenues from rentals of flight equipment			134,466,000	326,062,000		287,643,000
Revenues from rentals of flight equipment (as a percent)			8.80%	7.80%		6.60%
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | Central and South America and Mexico
Geographic Concentration
Revenues from rentals of flight equipment			116,977,000	284,409,000		271,015,000
Revenues from rentals of flight equipment (as a percent)			7.70%	6.90%		6.30%
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | Euro-zone periphery
Geographic Concentration
Revenues from rentals of flight equipment				305,296,000		352,363,000
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | China
Geographic Concentration
Revenues from rentals of flight equipment			244,744,000	706,748,000		743,447,000
Revenues from rentals of flight equipment (as a percent)			16.00%	17.00%		17.10%
Predecessor | Total revenues from rentals of flight equipment | Geographic Concentration | France
Geographic Concentration
Revenues from rentals of flight equipment				$ 411,343,000		$ 457,007,000
Revenues from rentals of flight equipment (as a percent)				9.90%		10.50%

[1]	Amounts were presented as Rental of flight equipment in the Predecessor financial statements.